[LOGO OF EATON VANCE MUTUAL FUNDS APPEARS HERE]


                                          [PHOTO OF EDUCATION SIGN APPEARS HERE]


Semiannual Report June 30, 1998


[PHOTO OF HIGHWAY APPEARS HERE]

                                  EATON VANCE

                                   TAX FREE

                                   RESERVES




                                  Eaton Vance
                     Global Management-Global Distribution



[PHOTO OF BROOKLYN BRIDGE APPEARS HERE]

Eaton Vance Tax Free Reserves as of June 30, 1998
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF M. DOZIER GARDNER, PRESIDENT APPEARS HERE]

Investment Environment
--------------------------------------------------------------------------------

   The Economy

 . In the first half of 1998, the U.S. economy continued to benefit from a confluence of favorable trends, including robust growth, historically low unemployment, and tame inflation.

 . Gross Domestic Product (GDP), the primary measure of economic growth, increased by a stronger-than-expected 5.4% in the first quarter, while the unemployment rate declined from 4.7% in December, 1997, to 4.5% in June, 1998. On the inflation front, the Consumer Price Index (CPI) rose only 1.6% in the 12 months ended June, 1998.

 . Investors continue to evaluate the potential effect of the Asian economic crisis on the U.S. economy. Thus far in 1998, the effects of the crisis - which include a reduction in U.S. exports of manufactured goods and lower prices for Asian imports - have contributed to a lower inflation rate and expectations of continued low inflation. Not surprisingly, interest rates moved lower.

   The Market

 . Short-term tax-free yields were little changed during the six-month period, reflecting a stable Fed Funds rate and manageable supply pressures within the short-term municipal market. The Fed Funds rate is the rate for inter-bank overnight loans and serves as a key short-term interest rate barometer.


--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

The Fund
--------------------------------------------------------------------------------

   The Past Six Months

 .  During the six months ended June 30, 1998, shareholders of Eaton Vance Tax
   Free Reserves received $0.015 in income dividends, all free from federal income tax./1/

 . Based on the last monthly dividend paid and the Fund's $1.00 share price, its distribution rate was 3.09% on June 30, 1998./2/ The Fund's SEC 7-day yield on that date was 3.13%./3/

 . To equal that distribution rate, a shareholder in the 36% federal income tax bracket would need a yield of 4.83% from a taxable investment./4/

   About Eaton Vance Tax Free Reserves

 . Eaton Vance Tax Free Reserves invests only in dollar-denominated, high-quality securities which present minimal credit risk./4/

 . To attain its investment objective, the Fund seeks to invest in short-term obligations which are rated in the two highest short-term ratings categories and which provide income exempt from regular federal income tax.

 . Tax rates continue to burden investors who seek to maximize their after-tax investment dollars. A money market mutual fund that invests in high-quality investments, free of federal taxation, can be a sensible way to earn income while preserving capital and maintaining liquidity.

--------------------------------------------------------------------------------
/1/ A portion of the Fund's income may be subject to federal alternative minimum tax.
/2/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
/3/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 7-day period by the net asset value at the end of the period and annualizing the result.
/4/ An investment in the Fund is neither insured nor guaranteed by the U.S.
    Government, and there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. The Fund has no sales charge.

    Past performance is no guarantee of future results. Investment return and yield will vary.

Eaton Vance Tax Free Reserves  as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 103.3%


Ratings (Unaudited)       Principal
-----------------------   Amount
Moody's/S&P   Moody's/S&P (000's
Short-Term    Long-Term   omitted) Security                   Value
---------------------------------------------------------------------------

Commercial Paper -- 10.4%
---------------------------------------------------------------------------
P-1/A-1+      Aa1/AAA      $2,000 Burlington, KS PCR,
                                  3.60%, 7/20/98             $ 2,000,000
P-1/A-1+      Aa2/AA        1,000 Jacksonville, FL
                                  Electric Authority,
                                  3.70%, 8/27/98               1,000,000
NR/A-1+       NR/AA+        1,500 Rochester, MN Health
                                  Care Facilities,
                                  (Mayo Clinic),
                                  3.75%, 8/26/98               1,500,000
---------------------------------------------------------------------------
                                                             $ 4,500,000
---------------------------------------------------------------------------

General Obligation Notes/Bonds -- 17.6%
---------------------------------------------------------------------------
NR/NR         Aa2/AA       $2,650 Illinois State,
                                  3.90%, 12/1/98             $ 2,652,666
NR/NR         Aaa/AAA       1,500 Iowa State School
                                  District, Cash
                                  Anticipation Program,
                                  (Iowa School Corp.),
                                  (FSA), 4.50%, 6/25/99        1,512,069
NR/SP1+       NR/NR         1,000 Michigan Municipal Bond
                                  Authority, 4.50%, 7/2/98     1,000,017
NR/NR         Aaa/AAA       1,000 Minnesota State
                                  Infrastructure,
                                  6.80%, 8/1/98                1,002,474
NR/NR         Aa1/AA+       1,500 Washington State,
                                  4.20%, 8/1/98                1,500,772
---------------------------------------------------------------------------
                                                             $ 7,667,998
---------------------------------------------------------------------------

Prerefunded -- 9.4%
---------------------------------------------------------------------------
NR/NR         Aaa/AA+      $1,000 Boulder, CO,
                                  7.40%, 10/1/98             $ 1,009,503
NR/NR         Aaa/AAA       1,000 Dallas, TX, 8.25%, 5/1/99    1,036,012
NR/NR         Aaa/AA        1,750 Metropolitan Atlanta
                                  Rapid Transit Authority,
                                  GA, Sales Tax Revenue,
                                  8.00%, 7/1/12                1,785,000
NR/NR         Aaa/A+          255 Wisconsin HEFA, (Wheaton
                                  Franciscan Services,
                                  Inc.), 8.20%, 8/15/98          261,482
---------------------------------------------------------------------------
                                                             $ 4,091,997
---------------------------------------------------------------------------

Revenue Notes/Bonds -- 2.3%
---------------------------------------------------------------------------
NR/SP1        NR/NR        $1,000 Oshkosh, WI  School
                                  District, 4.15%, 8/24/98   $ 1,000,429
---------------------------------------------------------------------------
                                                             $ 1,000,429
---------------------------------------------------------------------------

Variable Rate Demand Obligations -- 63.6%
---------------------------------------------------------------------------
VMIG1/A-1+    Aa2/AA       $2,000 Adams County, CO IDR,
                                  (LOC: Barclays Bank),
                                  3.60%, 12/1/15             $ 2,000,000
P-1/A-1       A2/A          2,100 California PCR, (Wadham
                                  Energy), (LOC: Banque
                                  Paribas), 4.20%, 11/1/17     2,100,000
VMIG1/A-1+    Aaa/AAA       1,500 Colorado Student
                                  Authority, (LOC: Student
                                  Loan Marketing Assc.),
                                  3.50%, 9/1/24                1,500,000
VMIG1/A-1+    Aa3/AA-       3,000 Delaware EDA, IDR,
                                  (Delaware Clean Power),
                                  (LOC: Canadian Imperial
                                  Bank), 3.60%, 8/1/29         3,000,000
VMIG1/A-1+    Aa3/AA        1,500 Delaware Valley, PA
                                  Regional Finance
                                  Authority (LOC: Credit
                                  Suisse), 3.40%, 12/1/20      1,500,000
VMIG1/A-1+    Aaa/AAA       1,500 Eddy County, NM PCR,
                                  (IMC Fertilizer, Inc.),
                                  (LOC: Rabobank
                                  Nederland), 3.40%, 2/1/03    1,500,000
VMIG1/A-1+    Aa3/AA-       1,200 Florida HFA, (Monterey
                                  Meadows Apt.), (LOC:
                                  Citibank, N.A.),
                                  3.50%, 12/1/07               1,200,000
VMIG1/A-1+    Aa2/AA-       2,000 Fort Wayne, IN Hospital
                                  Authority, (Parkview
                                  Memorial Hospital),
                                  (LOC: Bank of America),
                                  3.40%, 1/1/16                2,000,000
VMIG1/A-1+    Aa2/AA+         800 Fulton County, GA IDR,
                                  (American National Red
                                  Cross), (LOC: Wachovia
                                  Bank GA, N.A.),
                                  3.55%, 8/1/05                  800,000
VMIG1/A-1+    Aa3/AA-         845 Fulton County, GA
                                  Residential Care
                                  (Caterbury Court), (LOC:
                                  Suntrust Bank),
                                  3.60%, 10/1/99                 845,000
P-1/A-1+      Aa2/AA        1,000 Galveston, TX IDR,
                                  (Mitchell Interests),
                                  (LOC: Bank One),
                                  3.70%, 9/1/13                1,000,000
NR/A-1+       NR/AA-          965 Illinois DFA, (Cinnamon
                                  Lake Towers), (LOC: The
                                  First National Bank of
                                  Chicago), 3.65%, 4/1/37        965,000

P-1/A-1+      Aaa/AAA       2,600 Kansas City, MO IDA
                                  (Willow Creek IV
                                  Apartments), Fannie Mae,
                                  3.55%, 9/1/25                2,600,000
VMIG1/NR      Aa3/NR        2,000 Lee County, FL IDA
                                  Health Care Facilities,
                                  (Cypress Cove
                                  HealthPark), (LOC:
                                  Kredietbank, N.V.),
                                  3.50%, 10/1/04               2,000,000


                       See notes to financial statements

Eaton Vance Tax Free Reserves  as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)       Principal
----------------------    Amount
Moody's/S&P   Moody's/S&P (000's
Short-Term    Long-Term   omitted) Security                   Value
---------------------------------------------------------------------------

Variable Rate Demand Obligations (continued)
---------------------------------------------------------------------------
VMIG1/A-1+    Aa3/AA-      $1,260 Metropolitan Government
                                  Nashville and Davidson
                                  County, TN IDR, (Dixie
                                  Graphics, Inc.), (LOC:
                                  Suntrust Bank, Nashville,
                                  N.A.), 3.60%, 5/1/09       $ 1,260,000
VMIG1/A-1+    Aaa/AAA         200 Montgomery County, PA
                                  HEHA, (Holy Redeemer
                                  Hospital), (AMBAC),
                                  3.40%, 9/1/18                  200,000
MIG1/A-1+     NR/AA-        2,170 Putnam County, FL PCR,
                                  (Seminole Electric),
                                  3.65%, 3/15/14               2,170,000
VMIG1/A-1+    Aa1/AA+       1,000 South Carolina EDA,
                                  (Baptist Healthcare),
                                  (LOC: Credit Local De
                                  France), 3.45%, 8/1/17       1,000,000
---------------------------------------------------------------------------
                                                             $27,640,000
---------------------------------------------------------------------------

Total Tax-Exempt Investments -- 103.3%
    (identified cost $44,900,424)                            $44,900,424(1)
---------------------------------------------------------------------------

Other Assets, Less Liabilities -- (3.3)%                     $(1,423,179)
---------------------------------------------------------------------------


Net Assets -- 100%                                           $43,477,245
---------------------------------------------------------------------------

At June 30, 1998, the concentration of the Fund's investments in various states, determined as a percentage of total investments, is as follows:
       Colorado                                             10.0%
       Florida                                              14.2%
       Others (less than 10% individually)                  75.8%

(1) Cost for Federal income tax purposes is the same.


                       See notes to financial statements

Eaton Vance Tax Free Reserves as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 1998

Assets
--------------------------------------------------------------------------------
Investments, at value                                              $ 44,900,424
Cash                                                                        279
Receivable for Fund shares sold                                         457,997
Interest receivable                                                     359,872
--------------------------------------------------------------------------------
Total assets                                                       $ 45,718,572
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                   $  1,033,831
Distributions payable                                                    60,006
Demand note payable                                                   1,141,000
Payable to affiliate for Trustees' fees                                   2,439
Other accrued expenses                                                    4,051
--------------------------------------------------------------------------------
Total liabilities                                                  $  2,241,327
--------------------------------------------------------------------------------
Net Assets for 43,495,253 shares of beneficial interest
     outstanding                                                    $ 43,477,245
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                    $ 43,495,253
Accumulated net realized loss (computed on the basis of                 (18,008)
     identified cost)
--------------------------------------------------------------------------------
Total                                                              $ 43,477,245
--------------------------------------------------------------------------------


Net Asset Value, Offering and
Redemption Price Per Share
--------------------------------------------------------------------------------
($43,477,245 / 43,495,253 shares of
     beneficial interest outstanding)                              $       1.00
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
June 30, 1998

Investment Income
--------------------------------------------------------------------------------
Interest                                                              $1,035,679
--------------------------------------------------------------------------------
Total investment income                                               $1,035,679
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                                $  147,526
Trustees fees and expenses                                                 2,667
Custodian fee                                                             20,542
Legal and accounting services                                             12,421
Registration fees                                                          7,960
Transfer and dividend disbursing agent fees                                7,044
Interest                                                                   6,482
Printing and postage                                                       1,253
Miscellaneous                                                              4,794
--------------------------------------------------------------------------------
Total expenses                                                        $  210,689
--------------------------------------------------------------------------------

Deduct --
     Reduction of custodian fee                                       $   20,542
     Preliminary reduction of investment adviser fee                      51,691
--------------------------------------------------------------------------------
Total expense reductions                                              $   72,233
--------------------------------------------------------------------------------

Net expenses                                                          $  138,456
--------------------------------------------------------------------------------

Net investment income                                                 $  897,223
--------------------------------------------------------------------------------

                        See notes to financial statements

Eaton Vance Tax Free Reserves as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                           Six Months Ended
Increase (Decrease)                        June 30, 1998       Year Ended
in Net Assets                              (Unaudited)         December 31, 1997
--------------------------------------------------------------------------------
From operations --
     Net investment income                  $     897,223         $   2,004,308
     Net realized loss                               --                  (1,479)
--------------------------------------------------------------------------------
Net increase in net assets
     from operations                        $     897,223         $   2,002,829
--------------------------------------------------------------------------------
Distributions to shareholders --
     From net investment income             $    (897,223)        $  (2,004,308)
--------------------------------------------------------------------------------
Total distributions to shareholders         $    (897,223)        $  (2,004,308)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
     interest at Net Asset Value of
     $1.00 per share --
     Proceeds from sale of shares           $ 100,062,475         $ 181,218,594
     Net asset value of shares
         issued to shareholders in
         payment of                               506,266             1,177,904
         distributions declared
     Cost of shares redeemed                  (91,051,364)         (171,789,887)
--------------------------------------------------------------------------------
Net increase in net assets from
     Fund share transactions                $   9,517,377         $  10,606,611
--------------------------------------------------------------------------------

Net increase in net assets                  $   9,517,377         $  10,605,132
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                      $  33,959,868         $  23,354,736
--------------------------------------------------------------------------------
At end of period                            $  43,477,245         $  33,959,868
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Tax Free Reserves as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                            Six Months Ended              Year Ended December 31,
                                                            June 30, 1998   --------------------------------------------------------
                                                            (Unaudited)        1997        1996       1995       1994         1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value--  Beginning of period                      $  1.0000       $ 1.0000    $  1.0000   $ 1.0000    $1.0000    $ 1.0000
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       $  0.0152       $ 0.0312    $  0.0303   $ 0.0347    $0.0235    $ 0.0184
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations                                $  0.0152       $ 0.0312    $  0.0303   $ 0.0347    $0.0235    $ 0.0184
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                  $ (0.0152)      $(0.0312)   $ (0.0303)  $(0.0347) $ (0.0235)   $(0.0184)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         $ (0.0152)      $(0.0312)   $ (0.0303)  $(0.0347) $ (0.0235)   $(0.0184)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of period                             $  1.0000       $ 1.0000    $  1.0000   $ 1.0000    $1.0000    $ 1.0000
------------------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                               1.53%          3.16%        3.08%      3.53%      2.36%       1.86%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                   $  43,477       $ 33,960    $  23,355   $ 23,912    $29,021    $ 60,247
Ratios (As a percentage of average daily net assets):
     Net operating expenses /(2)/                                0.52%+         0.52%        0.33%      0.34%      0.47%       0.62%
     Net operating expenses after custodian fee
      reduction /(2)/                                            0.45%+         0.46%        0.27%       --          --         --
     Interest expense                                            0.02%+         0.01%        0.02%      0.05%      0.07%       0.03%
     Net investment income                                       3.07%+         3.12%        3.04%      3.47%      2.27%       1.82%
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:


Ratios (As a percentage of average daily net assets):
     Operating expenses /(2)/                                0.70%+         0.67%       0.69%        0.73%        0.87%        0.82%
     Operating expenses after custodian
      fee reduction /(2)/                                    0.63%+         0.61%       0.63%         --  %         -- %        --
     Net investment income                                   2.89%+         2.96%       2.66%        3.02%        1.88%        1.65%
Net investment income per share                       $    0.0143    $    0.0296 $    0.0266  $    0.0303  $    0.0189  $    0.0167
------------------------------------------------------------------------------------------------------------------------------------


Leverage Analysis
------------------------------------------------------------------------------------------------------------------------------------
Amount of debt outstanding at end of period           $ 1,141,000    $        -- $       --   $ 1,266,000  $ 6,117,000  $ 2,428,000
Average daily balance of debt outstanding
 during period                                            210,376        134,611     116,757      279,586      440,145      285,000
Average weekly balance of shares outstanding
 during period                                         58,972,080     64,279,572  61,730,866   51,107,215   40,463,382   48,697,998
Average amount of debt per share during period        $     0.004    $     0.002 $     0.002  $     0.005  $     0.011  $     0.006
------------------------------------------------------------------------------------------------------------------------------------

+    Annualized.
/(1)/Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(2)/The expense ratios for the year ended December 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Eaton Vance Tax Free Reserves as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to earn as high a rate of income exempt from regular federal income tax while preserving capital and maintaining liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- The Trustees have determined that the best method currently available for valuing portfolio investments is amortized cost. The Fund's use of the amortized cost method to value its portfolio investments is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

  B Interest Income -- Interest income consists of interest accrued, adjusted for amortization of any discount or premium, accrued ratably to the date of maturity or call when required for federal income tax purposes.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $18,008, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2002 ($16,529) and December 31, 2005 ($1,479). Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders.

  D Other -- Investment transactions are accounted for on a trade date basis.

  E Expense Reduction -- Investors Bank and Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fee are reported as a reduction of expenses in the Statement of Operations.

  F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  G Interim Financial Information -- The interim financial statements relating to June 30, 1998 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distribution to Shareholders
  ------------------------------------------------------------------------------
  The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash.

Eaton Vance Tax Free Reserves as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


3 Investment Adviser Fee and Other Transactions
  with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average monthly net assets. To enhance the net investment income of the Fund, EVM made a preliminary reduction of its fee in the amount of $51,691 for the six months ended June 30, 1998. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Trust are officers and directors/trustees of the above organizations.

4 Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5 Line of Credit
  ------------------------------------------------------------------------------
  The Fund participates with other portfolios and funds managed by EVM and affiliates in a $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended June 30, 1998 was $210,376, and the average interest rate was 6.21%.

6 Purchases and Sales of Investments
  ------------------------------------------------------------------------------
  The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $86,603,806 and $75,532,300, respectively.

Eaton Vance Tax Free Reserves as of June 30, 1998

INVESTMENT MANAGEMENT

Eaton Bance Tax Free Reserves

        Officers                         Independent Trustees

        M. Dozier Gardner                Donald R. Dwight
        President and Trustee            President, Dwight Partners, Inc.

        James B. Hawkes                  Samuel L. Hayes, III
        Vice President and Trustee       Jacob H. Schiff Professor of
                                         Investment Banking,
        William H. Ahern, Jr.            Harvard University Graduate School of
        Vice President and               Business Administration
        Portfolio Manager
                                         Norton H. Reamer
        Thomas J. Fetter                 Chairman and Chief Executive Officer,
        Vice President                   United Asset Management Corporation

        Robert B. MacIntosh              John L. Thorndike
        Vice President                   Formerly Director, Fiduciary Company
                                         Incorporated
        Michael B. Terry
        Vice President                   Jack L. Treynor
                                         Investment Adviser and Consultant
        James L. O'Connor
        Treasurer

        Alan R. Dynner
        Secretary

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Investment Adviser
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer Agent
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123






Eaton Vance Tax Free Reserves
24 Federal Street
Boston, MA 02110


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   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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                                                                      TRSRC 8/98